Subsequent Event	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Event [Text Block]

Note 16.	Subsequent Event
In February 2017, the company acquired, within the Life Sciences Solutions segment, Finesse Solutions, Inc., a North America-based developer of scalable control automation systems and software for bioproduction, for approximately $225 million. The acquisition expanded the company's bioproduction offerings. Revenues of Finesse were approximately $50 million in 2016. The purchase price allocation for the acquisition is not yet available.